Shareholder Report	8 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		XD Fund Trust
Entity Central Index Key		0001997375
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000247806
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IXDXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/mutualFund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.10%Footnote Reference*

            * Annualized with the exception of organizational costs. Expenses for a full fiscal year would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.10%
AssetsNet	$ 2,045,300	$ 2,045,300
Holdings Count | Holding	14	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,045,300
Number of Portfolio Holdings	14
Advisory Fee	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
8 - 30 days	55.1
31 - 60 days	29.6
61 - 90 days	18.2

Material Fund Change [Text Block]

Material Fund Changes

XD Fund Advisor LLC (the "Adviser") voluntarily waived its advisory fee of 0.20% of the Fund's average daily net assets from March 15, 2024 through August 31, 2024. These fees may not be recouped.

C000247805
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Investor Class Shares
Trading Symbol	VXDXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/mutualFund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.37%Footnote Reference*

            * Annualized with the exception of organizational costs. Expenses for a full fiscal year would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,045,300	$ 2,045,300
Holdings Count | Holding	14	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,045,300
Number of Portfolio Holdings	14
Advisory Fee	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
8 - 30 days	55.1
31 - 60 days	29.6
61 - 90 days	18.2

Material Fund Change [Text Block]

Material Fund Changes

XD Fund Advisor LLC (the "Adviser") voluntarily waived its advisory fee of 0.20% of the Fund's average daily net assets from March 15, 2024 through August 31, 2024. These fees may not be recouped.